Consolidated Statements of Cash Flows - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Operating activities
Loss for the period	€ (179,172)	€ (48,262)	€ (85,950)
Income taxes	(268)	600	45
Loss before tax	(179,440)	(47,662)	(85,905)
Adjustments to reconcile loss before tax to net cash flows:
Depreciation and amortization of property, plant, equipment and intangible assets	33,896	21,984	10,529
Share-based payment expense	30,235	7,641	5,909
Net foreign exchange differences	70	459	24,820
(Gain)/Loss on disposal of property, plant and equipment	542	(14)	15
Finance income	(1,782)	(1,996)	(2,133)
Interest on lease liability	1,718	1,721	676
Finance expense	326	48	53
Share of loss of an associate and a joint venture		84	78
Working capital adjustments:
Decrease/(Increase) in trade receivable and contract assets	2,939	(18,732)	(2,816)
Decrease/(Increase) in inventories	(5,798)	(1,253)	(574)
(Decrease)/Increase in trade and other payables, contract liabilities and provisions	(80,577)	(21,080)	(4,574)
Interest received	1,256	1,996	2,133
Interest paid	(2,044)	(1,769)	(729)
Income tax received (paid), net	122	(304)	(45)
Net cash flows used in operating activities	(198,537)	(58,877)	(52,562)
Investing activities
Purchase of property, plant and equipment	(38,592)	(29,901)	(24,320)
Proceeds from sale of property, plant and equipment	21	705	5,193
Purchase of intangibles assets	(32,488)	(37,256)	(33,422)
Acquisition of subsidiaries and businesses, net of cash acquired	(6,056)
Net cash flows used in investing activities	(77,115)	(66,452)	(52,549)
Financing activities
Proceeds from issuance of share capital, net of costs	375,351	361,725
Proceeds from loans and borrowings	11,000	5,600
Payment of finance lease liabilities	(3,061)	(2,148)	(1,643)
Net cash flows from/(used in) financing activities	383,290	365,177	(1,643)
Net increase/(decrease) in cash and cash equivalents	107,638	239,848	(106,753)
Change in cash resulting from exchange rate differences	16	(459)	(24,820)
Cash and cash equivalents at January 1	411,495	172,106	303,680
Cash and cash equivalents at December 31	€ 519,149	€ 411,495	€ 172,106